Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Right of Redeemable Convertible Preferred Shares
Rights of redeemable convertible preferred shares:

	Aggregate Liquidation Preference
	2021	2020

	U.S. dollars in thousands
Series A	—	34,609
Series B-1	—	7,613
Series B-2	—	19,029
Series C	—	27,586
Series D	—	77,806
Series E	—	52,394

Total convertible preferred shares	—	219,037